Events after the Reporting Period	12 Months Ended
Dec. 31, 2018
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Events after the Reporting Period

36. Events after the Reporting Period

Normal Course Issuer Bid

From January 1, 2019, to February 28, 2019, pursuant to the NCIB, the Company repurchased and cancelled 195,064 common shares at an average price of $30.63 per share for an aggregate price of $6.0.

Interest Rate Swap

In January 2019, the Company entered into a $160.0 interest rate swap agreement maturing on June 27, 2023. The swap agreement has the effect of converting the variable interest rate on $160.0 of the Company’s revolving credit facility into a fixed rate of 2.295%, plus an applicable basis points spread.

Dividend

On February 27, 2019, the Company declared a dividend of $0.145 per share, payable on April 15, 2019, to shareholders of record on March 29, 2019.